UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM 10-D
                               ASSET-BACKED ISSUER
             DISTRIBUTION REPORT PURSUANT TO SECTION 13 OR 15(d) OF
                       THE SECURITIES EXCHANGE ACT OF 1934

                    For the monthly distribution period from
                         June 16, 2006 to July 17, 2006


Commission File Number of issuing entity: 333-126790-11


              CWHEQ Revolving Home Equity Loan Trust, Series 2006-A
-------------------------------------------------------------------------------
           (Exact name of issuing entity as specified in its charter)


Commission File Number of depositor: 333-126790


                                   CWHEQ, Inc.
-------------------------------------------------------------------------------
              (Exact name of depositor as specified in its charter)


                          Countrywide Home Loans, Inc.
-------------------------------------------------------------------------------
               (Exact name of sponsor as specified in its charter)

                                    Delaware
                                 --------------
                (State or other jurisdiction of incorporation or
                       organization of the issuing entity)

                       32-0172413, 35-2269568, 36-4587254
                       ----------------------------------
                      (I.R.S. Employer Identification No.)

c/o Wilmington Trust Company
Rodney Square North
1100 North Market Street
Wilmington, DE                                                    19890
--------------------------------------                          ---------
(Address of principal executive offices                         Zip Code
of the issuing entity)

                                 (302) 651-1000
                                 --------------
                     (Telephone number, including area code)

                                 Not Applicable
                                 --------------
           (Former name, former address, if changed since last report)


              Registered/reporting pursuant to (check one)

              Section 12(b)   Section 12(g)   Section 15(d)    Name of Exchange
                                                              (if Section 12(b))
Title of class
    A             [   ]           [   ]           [ x ]
    AIO           [   ]           [   ]           [ x ]
    M1            [   ]           [   ]           [ x ]
    M2            [   ]           [   ]           [ x ]
    M3            [   ]           [   ]           [ x ]
    M4            [   ]           [   ]           [ x ]
    M5            [   ]           [   ]           [ x ]
    M6            [   ]           [   ]           [ x ]
    B             [   ]           [   ]           [ x ]
    C             [   ]           [   ]           [ x ]
    R1            [   ]           [   ]           [ x ]
    R2            [   ]           [   ]           [ x ]

Indicate by check mark whether the registrant (1) has filed all reports required to be filed by Section 13 or 15(d) of the Securities Exchange Act of 1934 during the preceding 12 months (or for such shorter period that the registrant was required to file such reports), and (2) has been subject to such filing requirements for the past 90 days. Yes [x] No [ ]

PART I - DISTRIBUTION INFORMATION

Item 1.  Distribution and Pool Performance Information.

         On July 17, 2006 a distribution was made to holders of CWHEQ Revolving Home Equity Loan Trust, Series 2006-A, Revolving Home Equity Loan Asset Backed Notes, Series 2006-A.

         The distribution report is attached as Exhibit 99.1 to this Form 10-D.


PART II - OTHER INFORMATION

Item 9.  Exhibits.

    (a) The following is a list of documents filed as part of this Report on Form 10-D:

         Statement to Noteholders on July 17, 2006 is filed as Exhibit 99.1 hereto.

    (b) The exhibits required to be filed by Registrant pursuant to this Form are listed above and in the Exhibit Index that immediately follows the signature page hereof.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934, the registrant has duly caused this report to be signed on its behalf by the undersigned thereunto duly authorized.

                           CWHEQ Revolving Home Equity Loan Trust, Series 2006-A (Issuing Entity)

                     By:   Countrywide Home Loans, Inc.
                           (Master Servicer)

                           /s/ Darren Bigby
                           ------------------------
                           Darren Bigby

                     Date: August 1, 2006

EXHIBIT INDEX

Exhibit Number       Description
EX-99.1              Monthly Statement to Noteholders



                                  EXHIBIT 99.1

                          Countrywide HEL Notes 2006-A
                                  July 17, 2006


                                Table of Contents

Distribution Report   ------------------------------------------------------  2
Factor Report   ------------------------------------------------------------  2
Delinquency Totals   ------------------------------------------------------- 11
Bankruptcy Group Total Report   -------------------------------------------- 11
Foreclosure Group Total Report   ------------------------------------------- 11
REO Group Total Report   --------------------------------------------------- 11



 IF THERE ARE ANY QUESTIONS OR PROBLEMS WITH THIS STATEMENT, PLEASE CONTACT THE
                           ADMINISTRATOR LISTED BELOW:
                                Keith Richardson
                  JPMorgan Chase Bank, N.A. - ITS - Global Debt
                         JPM, 227 W. Monroe, 26th Floor
                             Chicago, Illinois 60606
                    Tel: (312) 267-5030 / Fax: (312) 267-5210
                       Email: keith.r.richardson@chase.com


                                                   Countrywide HEL Notes 2006-A
                                                          July 17, 2006
-----------------------------------------------------------------------------------------------------------------------------------
                                                      DISTRIBUTION IN DOLLARS
-----------------------------------------------------------------------------------------------------------------------------------
           ORIGINAL          BEGINNING                                                                                  ENDING
           FACE              PRINCIPAL                                                        REALIZED     DEFERRED     PRINCIPAL
CLASS      VALUE             BALANCE         PRINCIPAL         INTEREST         TOTAL         LOSSES       INTEREST     BALANCE
-----------------------------------------------------------------------------------------------------------------------------------
A          700,800,000.00     654,802,005.68    20,564,110.05  3,136,501.61    23,700,611.66    0.00        0.00     634,237,895.63
AIO        561,714,804.00     469,244,712.00             0.00  1,564,149.04     1,564,149.04    0.00        0.00     469,244,712.00
M1          22,000,000.00      22,000,000.00             0.00    109,486.67       109,486.67    0.00        0.00      22,000,000.00
M2          21,200,000.00      21,200,000.00             0.00    105,882.22       105,882.22    0.00        0.00      21,200,000.00
M3          13,200,000.00      13,200,000.00             0.00     66,161.33        66,161.33    0.00        0.00      13,200,000.00
M4          12,400,000.00      12,400,000.00             0.00     63,253.78        63,253.78    0.00        0.00      12,400,000.00
M5          11,600,000.00      11,600,000.00             0.00     59,585.33        59,585.33    0.00        0.00      11,600,000.00
M6          10,400,000.00      10,400,000.00             0.00     57,304.00        57,304.00    0.00        0.00      10,400,000.00
B            8,400,000.00       8,400,000.00             0.00     53,750.67        53,750.67    0.00        0.00       8,400,000.00
R1                   0.00               0.00             0.00          0.00             0.00    0.00        0.00               0.00
R2                 100.00               0.00             0.00          0.00             0.00    0.00        0.00               0.00
-----------------------------------------------------------------------------------------------------------------------------------
TOTALS   1,361,714,904.00   1,223,246,717.68    20,564,110.05  5,216,074.65    25,780,184.70    0.00        0.00   1,202,682,607.63
-----------------------------------------------------------------------------------------------------------------------------------
C                    0.00               0.00             0.00    375,072.55       375,072.55    0.00        0.00               0.00
-----------------------------------------------------------------------------------------------------------------------------------

-----------------------------------------------------------------------------------------------------------------------------------
                                            FACTOR INFORMATION PER $1,000 OF ORIGINAL FACE
-----------------------------------------------------------------------------------------------------------------------------------
                                                                                                                       CURRENT
                             BEGINNING                                                               ENDING            PASS-THRU
CLASS        CUSIP           PRINCIPAL            PRINCIPAL       INTEREST         TOTAL             PRINCIPAL         RATE
-----------------------------------------------------------------------------------------------------------------------------------
A          126685CE4         934.36359258      29.34376434       4.47560161      33.81936595       905.01982824      5.388750%
AIO        126685CF1         835.37893012       0.00000000       2.78459643       2.78459643       835.37893012      4.000000%
M1         126685CG9       1,000.00000000       0.00000000       4.97666682       4.97666682     1,000.00000000      5.598750%
M2         126685CH7       1,000.00000000       0.00000000       4.99444434       4.99444434     1,000.00000000      5.618750%
M3         126685CJ3       1,000.00000000       0.00000000       5.01222197       5.01222197     1,000.00000000      5.638750%
M4         126685CK0       1,000.00000000       0.00000000       5.10111129       5.10111129     1,000.00000000      5.738750%
M5         126685CL8       1,000.00000000       0.00000000       5.13666638       5.13666638     1,000.00000000      5.778750%
M6         126685CM6       1,000.00000000       0.00000000       5.51000000       5.51000000     1,000.00000000      6.198750%
B          126685CN4       1,000.00000000       0.00000000       6.39888929       6.39888929     1,000.00000000      7.198750%
R2         126685CR5           0.00000000       0.00000000       0.00000000       0.00000000         0.00000000      0.000000%
-----------------------------------------------------------------------------------------------------------------------------------
TOTALS                       898.31337976      15.10162663       3.83051888      18.93214551       883.21175313
-----------------------------------------------------------------------------------------------------------------------------------

                                                   Countrywide HEL Notes 2006-A
                                                            July 17, 2006

General Information:
Record Date                                                                                                              07/14/2006
LIBOR Determination Date                                                                                                 06/13/2006
Payment Date                                                                                                             07/17/2006
Determination Date                                                                                                       07/12/2006
Interest Period
        Beginning                                                                                                        06/15/2006
        Ending                                                                                                           07/16/2006
Number of Days in Interest Period                                                                                                32
Collection Period
        Beginning                                                                                                        06/01/2006
        Ending                                                                                                           06/30/2006


ACCOUNTS
COLLECTION ACCOUNT
Beginning Balance                                                                                                              0.00

Deposits
Collections on Mortgage Loans
Interest payments on Mortgage Loans                                                                                    5,944,752.35
Principal payments on Mortgage Loans                                                                                  34,243,476.03
Purchase Price (for Mortgage Loans modified by the Master Servicer)                                                      912,051.18
Purchase Price (for delinquent Mortgage Loans purchased by the Master Servicer)                                                0.00
Purchase Price (for Mortgage Loans that didn't meet representations and warranties)                                            0.00
Transfer Deposit Amount                                                                                                        0.00
Net Liquidation Proceeds (net of Foreclosure Profits)                                                                          0.00
Insurance Proceeds                                                                                                             0.00
Deposits by Master Servicer for losses on Eligible Investments                                                                 0.00
Investment income on Eligible Investments                                                                                      0.00
Servicer Advances                                                                                                              0.00
Termination purchase price (for 10% clean-up call)                                                                             0.00
Other Proceeds / Amounts
Amount Related To Principal                                                                                             -151,583.03
Others                                                                                                                         0.00
Total Deposits                                                                                                        40,948,696.53

Withdrawals
Investment income on Eligible Investments paid to Master Servicer                                                              0.00
Amount withdrawn to purchase Additional Balances                                                                               0.00
Amount transferred to Payment Account                                                                                 40,577,342.45
Other Permitted Withdrawal per the Sale and Servicing Agreement                                                          371,354.08
Total Withdrawals                                                                                                     40,948,696.53

Losses on Eligible Investments                                                                                                 0.00
Ending Balance                                                                                                                 0.00


PAYMENT ACCOUNT

Beginning Balance                                                                                                              0.00

Deposits
Deposit from Collection Account                                                                                       40,577,342.45
Deposits by Master Servicer for losses on Eligible Investments                                                                 0.00
Investment income on Eligible Investments                                                                                      0.00
Deposit from Master Servicer to account for non-fully indexed Mortgage Loans
(first two Payment Dates only)                                                                                                 0.00
Deposit by Master Servicer of collections after the Cut-off Date
but prior to the Closing Date (excluding accrued interest) (first Payment Date only)                                           0.00
Total Deposits                                                                                                        40,577,342.45

Withdrawals
Investment income on Eligible Investments paid to Master Servicer                                                              0.00
Payment pursuant to Section 8.03 of the Indenture                                                                     40,577,342.45
Total Withdrawals                                                                                                     40,577,342.45

Losses on Eligible Investments                                                                                                 0.00
Ending Balance                                                                                                                 0.00


DISTRIBUTIONS

Amounts to be Distributed                                                                                             40,577,342.45

Investor Interest Collections                                                                                          5,591,147.19

Principal Collections                                                                                                 20,564,110.05

Deposit from Master Servicer to account for non-fully indexed Mortgage Loans
(first two Payment Dates only)                                                                                                 0.00
Deposit from Master Servicer of collections after the Cut-off Date
but prior to the Closing Date related to the Mortgage loans                                                                    0.00
(excluding accrued interest) (first Payment Date only)

Subordinated Transferor Collections                                                                                      375,072.55

Credit Enhancement Draw Amount                                                                                                 0.00


Transaction Party Fees and Expenses

Servicing Fees owing to the Master Servicer for current collection Period                                                314,167.50
Servicing Fees owing to the Master Servicer for prior collection Periods                                                       0.00
Servicing Fees paid to the Master Servicer                                                                               314,167.50

Liquidation Expenses and indemnification of payments related to the Class Notes owing to the Master Servicer                   0.00
Liquidation Expenses and indemnification of payments related to the Class Notes paid to the Master Servicer                    0.00

Indenture Trustee Fees owing to the Indenture Trustee                                                                          0.00
Indenture Trustee Fees paid to the Indenture Trustee                                                                           0.00

Amount owing to the Loan Insurance Policy Provider                                                                       370,294.86
Amount paid to the Loan Insurance Policy Provider                                                                        370,294.86


Interest Payments
Class A
Note Interest owing to Class A Notes prior to distributions                                                            3,136,501.61
Unpaid Investor Interest Shortfall owing to Class A Notes prior to distributions                                               0.00
Unpaid Investor Interest Shortfall owing to Class A Notes prior to
distributions per $1,000 of Note Principal Balance prior to the Payment Date                                                   0.00
Interest on Unpaid Investor Interest Shortfall owing to Class A Notes prior to distributions                                   0.00
Aggregate Investor Interest owing to Class A Notes Prior to distributions                                              3,136,501.61
Aggregate Investor Interest paid to Class A Notes                                                                      3,136,501.61
Unpaid Investor Interest Shortfall for Class A Notes after distributions                                                       0.00
Unpaid Investor Interest Shortfall for Class A Notes after distribution
per $1,000 of Note Principal Balance prior to the Payment Date                                                                 0.00

Basis Risk Carryforward owing to the Class A Notes prior to distributions                                                      0.00
Basis Risk Carryforward paid to the Class A Notes                                                                              0.00
Basis Risk Carryforward for the Class A Notes remaining after distributions                                                    0.00
Class M-1
Note Interest owing to Class M-1 Notes prior to distributions                                                            109,486.67
Unpaid Investor Interest Shortfall owing to Class M-1 Notes prior to distributions                                             0.00
Unpaid Investor Interest Shortfall owing to Class M-1 Notes prior to
distributions per $1,000 of Note Principal Balance prior to the Payment Date                                                   0.00
Interest on Unpaid Investor Interest Shortfall owing to Class M-1 Notes prior to distributions                                 0.00
Aggregate Investor Interest owing to Class M-1 Notes Prior to distributions                                              109,486.67
Aggregate Investor Interest paid to Class M-1 Notes                                                                      109,486.67
Unpaid Investor Interest Shortfall for Class M-1 Notes after distributions                                                     0.00
Unpaid Investor Interest Shortfall for Class M-1 Notes after distribution
per $1,000 of Note Principal Balance prior to the Payment Date                                                                 0.00

Basis Risk Carryforward owing to the Class M-1 Notes prior to distributions                                                    0.00
Basis Risk Carryforward paid to the Class M-1 Notes                                                                            0.00
Basis Risk Carryforward for the Class M-1 Notes remaining after distributions                                                  0.00

Class M-2
Note Interest owing to Class M-2 Notes prior to distributions                                                            105,882.22
Unpaid Investor Interest Shortfall owing to Class M-2 Notes prior to distributions                                             0.00
Unpaid Investor Interest Shortfall owing to Class M-2 Notes prior to
distributions per $1,000 of Note Principal Balance prior to the Payment Date                                                   0.00
Interest on Unpaid Investor Interest Shortfall owing to Class M-2 Notes prior to distributions                                 0.00
Aggregate Investor Interest owing to Class M-2 Notes Prior to distributions                                              105,882.22
Aggregate Investor Interest paid to Class M-2 Notes                                                                      105,882.22
Unpaid Investor Interest Shortfall for Class M-2 Notes after distributions                                                     0.00
Unpaid Investor Interest Shortfall for Class M-2 Notes after distribution
per $1,000 of Note Principal Balance prior to the Payment Date                                                                 0.00

Basis Risk Carryforward owing to the Class M-2 Notes prior to distributions                                                    0.00
Basis Risk Carryforward paid to the Class M-2 Notes                                                                            0.00
Basis Risk Carryforward for the Class M-2 Notes remaining after distributions                                                  0.00

Class M-3
Note Interest owing to Class M-3 Notes prior to distributions                                                             66,161.33
Unpaid Investor Interest Shortfall owing to Class M-3 Notes prior to distributions                                             0.00
Unpaid Investor Interest Shortfall owing to Class M-3 Notes prior to
distributions per $1,000 of Note Principal Balance prior to the Payment Date                                                   0.00
Interest on Unpaid Investor Interest Shortfall owing to Class M-3 Notes prior to distributions                                 0.00
Aggregate Investor Interest owing to Class M-3 Notes Prior to distributions                                               66,161.33
Aggregate Investor Interest paid to Class M-3 Notes                                                                       66,161.33
Unpaid Investor Interest Shortfall for Class M-3 Notes after distributions                                                     0.00
Unpaid Investor Interest Shortfall for Class M-3 Notes after distribution
per $1,000 of Note Principal Balance prior to the Payment Date                                                                 0.00

Basis Risk Carryforward owing to the Class M-3 Notes prior to distributions                                                    0.00
Basis Risk Carryforward paid to the Class M-3 Notes                                                                            0.00
Basis Risk Carryforward for the Class M-3 Notes remaining after distributions                                                  0.00

Class M-4
Note Interest owing to Class M-4 Notes prior to distributions                                                             63,253.78
Unpaid Investor Interest Shortfall owing to Class M-4 Notes prior to distributions                                             0.00
Unpaid Investor Interest Shortfall owing to Class M-4 Notes prior to
distributions per $1,000 of Note Principal Balance prior to the Payment Date                                                   0.00
Interest on Unpaid Investor Interest Shortfall owing to Class M-4 Notes prior to distributions                                 0.00
Aggregate Investor Interest owing to Class M-4 Notes Prior to distributions                                               63,253.78
Aggregate Investor Interest paid to Class M-4 Notes                                                                       63,253.78
Unpaid Investor Interest Shortfall for Class M-4 Notes after distributions                                                     0.00
Unpaid Investor Interest Shortfall for Class M-4 Notes after distribution
per $1,000 of Note Principal Balance prior to the Payment Date                                                                 0.00

Basis Risk Carryforward owing to the Class M-4 Notes prior to distributions                                                    0.00
Basis Risk Carryforward paid to the Class M-4 Notes                                                                            0.00
Basis Risk Carryforward for the Class M-4 Notes remaining after distributions                                                  0.00

Class M-5
Note Interest owing to Class M-5 Notes prior to distributions                                                             59,585.33
Unpaid Investor Interest Shortfall owing to Class M-5 Notes prior to distributions                                             0.00
Unpaid Investor Interest Shortfall owing to Class M-5 Notes prior to
distributions per $1,000 of Note Principal Balance prior to the Payment Date                                                   0.00
Interest on Unpaid Investor Interest Shortfall owing to Class M-5 Notes prior to distributions                                 0.00
Aggregate Investor Interest owing to Class M-5 Notes Prior to distributions                                               59,585.33
Aggregate Investor Interest paid to Class M-5 Notes                                                                       59,585.33
Unpaid Investor Interest Shortfall for Class M-5 Notes after distributions                                                     0.00
Unpaid Investor Interest Shortfall for Class M-5 Notes after distribution
per $1,000 of Note Principal Balance prior to the Payment Date                                                                 0.00

Basis Risk Carryforward owing to the Class M-5 Notes prior to distributions                                                    0.00
Basis Risk Carryforward paid to the Class M-5 Notes                                                                            0.00
Basis Risk Carryforward for the Class M-5 Notes remaining after distributions                                                  0.00

Class M-6
Note Interest owing to Class M-6 Notes prior to distributions                                                             57,304.00
Unpaid Investor Interest Shortfall owing to Class M-6 Notes prior to distributions                                             0.00
Unpaid Investor Interest Shortfall owing to Class M-6 Notes prior to
distributions per $1,000 of Note Principal Balance prior to the Payment Date                                                   0.00
Interest on Unpaid Investor Interest Shortfall owing to Class M-6 Notes prior to distributions                                 0.00
Aggregate Investor Interest owing to Class M-6 Notes Prior to distributions                                               57,304.00
Aggregate Investor Interest paid to Class M-6 Notes                                                                       57,304.00
Unpaid Investor Interest Shortfall for Class M-6 Notes after distributions                                                     0.00
Unpaid Investor Interest Shortfall for Class M-6 Notes after distribution
per $1,000 of Note Principal Balance prior to the Payment Date                                                                 0.00

Basis Risk Carryforward owing to the Class M-6 Notes prior to distributions                                                    0.00
Basis Risk Carryforward paid to the Class M-6 Notes                                                                            0.00
Basis Risk Carryforward for the Class M-6 Notes remaining after distributions                                                  0.00

Class B
Note Interest owing to Class B Notes prior to distributions                                                               53,750.67
Unpaid Investor Interest Shortfall owing to Class B Notes prior to distributions                                               0.00
Unpaid Investor Interest Shortfall owing to Class B Notes prior to
distributions per $1,000 of Note Principal Balance prior to the Payment Date                                                   0.00
Interest on Unpaid Investor Interest Shortfall owing to Class B Notes prior to distributions                                   0.00
Aggregate Investor Interest owing to Class B Notes Prior to distributions                                                 53,750.67
Aggregate Investor Interest paid to Class B Notes                                                                         53,750.67
Unpaid Investor Interest Shortfall for Class B Notes after distributions                                                       0.00
Unpaid Investor Interest Shortfall for Class B Notes after distribution
per $1,000 of Note Principal Balance prior to the Payment Date                                                                 0.00

Basis Risk Carryforward owing to the Class B Notes prior to distributions                                                      0.00
Basis Risk Carryforward paid to the Class B Notes                                                                              0.00
Basis Risk Carryforward for the Class B Notes remaining after distributions                                                    0.00

Principal Payments

Investor Loss Amount owing to Class Notes prior to distributions                                                               0.00
Investor Loss Amount paid to Class Notes                                                                                       0.00

Investor Loss Reduction Amount owing to Class Notes prior to distributions
Investor Loss Reduction Amount paid to Class Notes                                                                             0.00
Investor Loss Reduction Amount for Class Notes remaining after distributions                                                   0.00
Investor Loss Reduction Amount for Class Notes remaining after distributions
per $1,000 of Note Principal Balance prior to the Payment Date                                                                 0.00

Accelerated Principal Payment Amount owing to Class Notes prior to distributions                                               0.00
Accelerated Principal Payment Amount paid to Class Notes                                                                       0.00

Scheduled Principal Collections Payment Amount owing to Class Notes prior to distributions                            20,564,110.05
Scheduled Principal Collections Payment Amount paid to Class Notes                                                    20,564,110.05

Transferor Principal Collections (paid to Transferor)                                                                          0.00

Application of Subordinated Transferor Collections
Required Amount for Class Notes                                                                                                0.00
Unpaid Required Amount for Class Notes after making distributions above                                                        0.00
Amount of Subordinated Transferor Collections                                                                                  0.00
Remaining unpaid Required Amount for Class Notes after application of
Subordinated Transferor Collections                                                                                            0.00

Amount of Allocated Transferor Interest prior to the Payment Date                                                              0.00
Investor Loss Amount and Investor Loss Reduction Amount for the Class Notes allocated
to the Allocated Transferor Interest                                                                                           0.00
Amount of Available Transferor Subordinated Amount
prior to the Payment Date                                                                                                      0.00
Investor Loss Amount and Investor Loss Reduction Amount for the Class Notes
allocated to the Available Transferor Subordinated Amount                                                                      0.00


Distributions to Issuer
Amount distributed to the Issuer for distribution under the Trust Agreement
pursuant to Section 8.03(c)(vi) of the Indenture                                                                               0.00

Interest Collections that are not Investor Interest Collections for the related Collection Period                              0.00
Transferor Principal Collections in excess of Additional Balances created on
Mortgage Loans during the related Collection period.                                                                           0.00
Allocated Transferor Interest                                                                                                  0.00
Overcollateralization Target Amount                                                                                    6,000,000.00
Overcollateralization Step-Down Amount                                                                                         0.00
Available Transferor Subordinated Amount                                                                                       0.00
Amount distributed to Issuer from Interest Collections that are not Investor Interest Collections                        375,072.55
and Transferor Principal Collections

Supporting Calculations
Investor Loss Amount for Class Notes                                                                                           0.00
Investor Floating Allocation Percentage for Class Notes                                                                     100.00%
Liquidation loss amounts for Mortgage Loans                                                                                    0.00
Investor Loss Amount for Class Notes                                                                                           0.00


        Delinquent Mortgage Loans
        Delinquency Totals
        Group Totals
        Category           Number       Principal Balance      Percentage
        1 Month              82           5,605,885.76            0.76%
        2 Month              28           3,019,844.35            0.41%
        3 Month              37           2,652,877.13            0.36%
        Total               147          11,278,607.24            1.54%

        * Delinquent Buckets include Bankruptcies, Foreclosures and REO Properties


        Bankruptcies
        Bankruptcy Group Total Report
        Number of Loans       Principal Balance         Percentage
                1                29,271.69                 0.00%


        Foreclosures
        Foreclosure Group Total Report
        Number of Loans       Principal Balance         Percentage
                2                60,001.86                 0.01%


        REO Properties
        REO Group Total Report
        Number of Loans       Principal Balance         Percentage
                0                     0.00                0.00%

Optional Servicer Advances (Current Collection Period)                                                                         0.00
Optional Servicer Advances (Outstanding from prior Collection Periods)                                                 1,762,973.80
Mortgage Loans repurchased by Sponsor for breach of representations and warranties                                             0.00
Mortgage Loans repurchased by Sponsor for Modifications                                                                  912,051.18
Mortgage Loans transferred to the Transferor pursuant to Section 2.06 of the Sale and Servicing Agreement
Count                                                                                                                             0
Asset Balance                                                                                                                  0.00

Mortgage Loans for which the Mortgage File was not delivered to the Indenture Trustee within 30 days of the Closing Date
Number                                                                                                                            0
Balance                                                                                                                        0.00

BALANCE RECONCILIATION
Beginning Loan Group Balance                                                                                         754,002,005.67
Ending Loan Group Balance                                                                                            733,437,895.62
Change in Loan Group Balance                                                                                          20,564,110.05
Principal Collections                                                                                                 34,986,195.26
Liquidation Loss Amount                                                                                                        0.00
Liquidation Recovery Amount                                                                                                    0.00
Cumulative Liquidation Loss Amount                                                                                             0.00
Additional Balances during Collection Period                                                                          14,422,085.21
Balance Check                                                                                                                 -0.00

OTHER INFORMATION
Allocated Transferor Interest (Beginning)                                                                                     -0.01
Allocated Transferor Interest (Ending)                                                                                        -0.01

Interest payments on Mortgage Loans                                                                                    6,275,609.55
Net Liquidation Proceeds (Allocable to Interest)                                                                               0.00
Insurance Proceeds (Allocable to Interest)                                                                                     0.00
Servicer Advance (Allocable to Interest)                                                                                       0.00
Purchase Price per Section 2.02(a) (Allocable to Interest)                                                                     0.00
Purchase Price (90+ Day Delinquencies) (Allocable to Interest)                                                                 0.00
Residual Advance                                                                                                               0.00
Total Interest                                                                                                         6,275,609.55
Servicing Fee                                                                                                            314,167.50
Investor Interest Collections                                                                                          5,591,147.19

Beginning Loan Group Balance                                                                                         754,002,005.67
Principal payments on Mortgage Loans                                                                                  34,986,195.26
Net Liquidation Proceeds (Allocable to Principal)                                                                              0.00
Insurance Proceeds (Allocable to Principal)                                                                                    0.00
Purchase Price per Section 2.02(a) (Allocable to Principal)                                                                    0.00
Purchase Price (90+ Day Delinquencies) (Allocable to Principal)                                                                0.00
Loans Removed from the Trust by the Servicer per Section 2.06                                                                  0.00
Transfer Deposit Amount                                                                                                        0.00
Total Principal                                                                                                       34,986,195.26
Investor Principal Collections                                                                                        34,986,195.26
Additional Balances                                                                                                   14,422,085.21
Ending Principal Balances                                                                                            733,437,895.62
Total Collections                                                                                                     40,577,342.45
Scheduled Principal Payment                                                                                           20,564,110.05

Mortgage Loans Average Daily Balance                                                                                 755,001,221.92
Number of Mortgage Loans at beginning of Collection Period                                                                16,075.00
Number of Mortgage Loans at end of Collection Period                                                                      15,609.00
Loan Group Balance at beginning of Collection Period                                                                 754,002,005.67
Loan Group Balance at end of Collection Period                                                                       733,437,895.62

Note Principal Balance of the Class A Notes                                                                          634,237,895.63
Original Note Principal Balance of the Class A Notes                                                                 700,800,000.00
Class A Factor                                                                                                                 0.91

Note Principal Balance of the Class M-1 Notes                                                                         22,000,000.00
Original Note Principal Balance of the Class M-1 Notes                                                                22,000,000.00
Class M-1 Factor                                                                                                               1.00

Note Principal Balance of the Class M-2 Notes                                                                         21,200,000.00
Original Note Principal Balance of the Class M-2 Notes                                                                21,200,000.00
Class M-2 Factor                                                                                                               1.00

Note Principal Balance of the Class M-3 Notes                                                                         13,200,000.00
Original Note Principal Balance of the Class M-3 Notes                                                                13,200,000.00
Class M-3 Factor                                                                                                               1.00

Note Principal Balance of the Class M-4 Notes                                                                         12,400,000.00
Original Note Principal Balance of the Class M-4 Notes                                                                12,400,000.00
Class M-4 Factor                                                                                                               1.00

Note Principal Balance of the Class M-5 Notes                                                                         11,600,000.00
Original Note Principal Balance of the Class M-5 Notes                                                                11,600,000.00
Class M-5 Factor                                                                                                               1.00

Note Principal Balance of the Class M-6 Notes                                                                         10,400,000.00
Original Note Principal Balance of the Class M-6 Notes                                                                10,400,000.00
Class M-6 Factor                                                                                                               1.00

Note Principal Balance of the Class B Notes                                                                            8,400,000.00
Original Note Principal Balance of the Class B Notes                                                                   8,400,000.00
Class B Factor                                                                                                                 1.00

Weighted average remaining term of Mortgage Loans                                                                               293

Weighted Average Loan Rate                                                                                               10.001118%
Weighted Average Net Loan Rate                                                                                            8.505118%

Excess Interest                                                                                                          375,072.55

LOAN MODIFICATION SUMMARY

Loans with Senior Lien Balance Modification(CLTV<80%)-current                                                                  0.00
Loans with Senior Lien Balance Modification(CLTV<80%)-cumulative                                                          31,699.21
Loans with Senior Lien Balance Modification(CLTV<80%)-% of Initial                                                            0.00%

Loans with Senior Lien Balance Modification(CLTV>80%) - current                                                           17,912.10
Loans with Senior Lien Balance Modification(CLTV>80%) - cumulative                                                       450,401.05
Loans with Senior Lien Balance Modification(CLTV>80%) - % of Initial                                                          0.06%

Loans with Credit Limit Modification - current                                                                         1,884,398.75
Loans with Credit Limit Modification - cumulative                                                                      3,299,305.75
Loans with Credit Limit Modification - % of Initial                                                                           0.41%

Loans with Gross Margin Modification - current                                                                           168,647.34
Loans with Gross Margin Modification - cumulative                                                                        504,492.88
Loans with Gross Margin Modification - % of Initial                                                                           0.06%


ADDITIONAL POOL PERFORMANCE INFORMATION

Any material modifications, extensions or waivers to pool asset terms, fees, penalties or payments during the distribution period or that have cumulatively become material over time.

Material breaches of pool asset representations or warranties or transaction covenants.

Material changes in the solicitation, credit-granting, underwriting, origination, acquisition or pool selection criteria or procedures, as applicable, used to originate, acquire or select new pool assets.

Material changes as to how delinquencies, charge-offs and uncollectible accounts are defined or determined, addressing the effect of any grace period, re-aging, restructure, partial payments considered current or other practices on delinquency and loss experience (during the Funding Period).

Describe if the addition, substitution or removal of pool assets had materially changed the composition of the asset pool as a whole. (If so, full updated pool composition information will be required to the extent such information had note been provided previously.


Copyright 2005 J.P.Morgan Chase & Co. All rights reserved.